Nature of operations and business combination	12 Months Ended
Oct. 31, 2022
Nature Of Operations [Abstract]
Nature of operations and business combination
i.Company overview

Li-Cycle’s core business model is to build, own and operate recycling plants tailored to regional needs. Li-Cycle’s Spoke & Hub Technologies™ provide an environmentally-friendly resource recovery solution that addresses the growing global lithium-ion battery recycling challenges supporting the global transition toward electrification.

Li-Cycle Holdings Corp. and its subsidiaries, collectively ("Li-Cycle" or the "Company") started their business as Li-Cycle Corp. Li-Cycle Corp. was incorporated in Ontario, Canada under the Business Corporations Act (Ontario) on November 18, 2016. The Company's registered address is 207 Queens Quay West - Suite 590, Toronto, Ontario.

On March 28, 2019, Li-Cycle Corp. incorporated a wholly-owned subsidiary, Li-Cycle Inc., under the General Corporation Law of the State of Delaware. This subsidiary operates the Company’s U.S. Spoke facilities.

On September 2, 2020, Li-Cycle Corp. incorporated a wholly-owned subsidiary, Li-Cycle North America Hub, Inc., under the General Corporation Law of the State of Delaware. This subsidiary is developing the Company’s first commercial Hub, in Rochester, New York.

On August 10, 2021, in accordance with the plan of arrangement to reorganize Li-Cycle Corp., the Company finalized a business combination (the "Business Combination") with Peridot Acquisition Corp., and the combined company was renamed Li-Cycle Holdings Corp. On closing, the common shares of Li-Cycle Holdings Corp. were listed on the New York Stock Exchange and commenced trading under the symbol “NYSE:LICY”.
ii. Business combination

On February 12, 2021, Li-Cycle Corp. incorporated a 100% owned subsidiary in Ontario, Canada, Li-Cycle Holdings Corp., under the Business Corporations Act (Ontario).
On February 16, 2021, Li-Cycle Corp. entered into a definitive business combination agreement with Peridot Acquisition Corp. (NYSE: PDAC) and Li-Cycle Holdings Corp.
On August 10, 2021, in accordance with the plan of arrangement to reorganize Li-Cycle Corp., the Company finalized the business combination with Peridot Acquisition Corp. (NYSE: PDAC), and the combined company was renamed Li-Cycle Holdings Corp.

As part of this transaction, a total of 3,377,626 Class A shares of Peridot Acquisition Corp. were redeemed by Peridot shareholders, resulting in a total redemption payment of approximately $33.8 million, while the remaining 26,622,374 of Class A shares were converted into common shares of the combined entity, Li-Cycle Holdings Corp. In addition, 7,500,000 Class B shares of Peridot Acquisition Corp were converted into 7,500,000 common shares of the combined entity, Li-Cycle Holdings Corp. upon closing.
Li-Cycle Corp.'s existing shareholders exchanged 2,552,450 fully diluted shares of Li-Cycle Corp. for the shares of the combined entity, Li-Cycle Holdings Corp., at an exchange ratio of approximately 1:39.91, as determined per the Plan of Arrangement, resulting in 97,508,181 shares of Li-Cycle Holdings Corp. and 4,242,707 stock options of Li-Cycle Holdings Corp. for the existing shareholders of Li-Cycle Corp.
31,549,000 shares of the combined entity, Li-Cycle Holdings Corp., were issued to new investors (the "PIPE Investors") at US$10 per share for a total of US$315.5 million under a Private Investment in Public Equity.
On closing, the common shares and warrants of Li-Cycle Holdings Corp. were listed on the New York Stock Exchange and traded under the symbols “LICY” and “LICY.WS”, respectively.
Li-Cycle Corp. was identified as the acquirer for accounting purposes. As Peridot Acquisition Corp. did not meet the definition of a business as defined in IFRS 3 - Business Combinations (“IFRS 3”), the acquisition was not within the scope of IFRS 3 and was accounted for as a share-based payment transaction in accordance with IFRS 2 – Share-based Payment.

These consolidated financial statements represent the continuance of Li-Cycle Corp. and reflect the identifiable assets acquired and the liabilities assumed of Peridot Acquisition Corp. at fair value. Under IFRS 2, the transaction was measured at the fair value of the common shares, escrowed shares and warrants deemed to have been issued by Li-Cycle Corp., in order for the ownership interest in the combined entity to be the same as if the transaction had taken the legal form of Li-Cycle Corp. acquiring 100% of Peridot Acquisition Corp. Any difference between the fair value of the common shares, escrowed shares and warrants deemed to have been issued by Li-Cycle Corp. and the fair value of Peridot Acquisition Corp.’s identifiable net assets acquired and liabilities assumed represents an excess of fair value over consideration transferred. The fair value of the warrants assumed in the transaction was determined based on the market closing price of $2.10 per warrant resulting in total fair value of $48.3 million.

As a result of this reverse asset acquisition, an excess of fair value over consideration transferred of $152.7 million was recorded to reflect the difference between the estimated fair value of the common shares, escrowed shares and warrants deemed issued to the shareholders of Peridot Acquisition Corp. and the net fair value of the assets of Peridot Acquisition Corp. acquired. Li-Cycle and Peridot incurred transaction-related costs of $27.0 million and $29.6 million, respectively. Li-Cycle's transaction-related costs, such as commissions, professional fees and regulatory fees, were directly attributable to common shares issuances and were deducted from the proceeds of the offering.
The details of the purchase price allocation of the identifiable assets acquired and liabilities assumed as follows:

Fair value of consideration transferred:
Common shares	$656.7
Total fair value of consideration transferred	656.7

Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	581.9
Warrants	(48.3)
Other payables	(29.6)
Total fair value of assets acquired and liabilities assumed	504.0

Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed	152.7

Gross proceeds	581.9
Transaction-related costs	(27.0)
Other payables acquired	(29.6)
Net proceeds	$525.3

The fair value of the consideration transferred to acquire Peridot Acquisition Corp. and to issue shares to the PIPE Investors was $656.7 million calculated as 65,671,374 common shares at $10.00 per common share.
The fair value per common share was based on the fair value of Li-Cycle Corp. common shares.
As a result of the closing of this transaction, 163,179,555 common shares of the Company were issued and outstanding immediately after the closing.